UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY1

(Exact name of securitizer as specified in its enabling statute)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period March 31, 2021 to June 30, 2021.

Date of Report (Date of earliest event reported): June 30, 2021

Commission File Number of Securitizer: 025-01771

Central Index Key Number of Securitizer: 0001632784

William R. Walker

(717) 720-7758

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)2  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)

Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]

Pennsylvania Higher Education Assistance Agency, as securitizer, is filing this Form ABS-15G in connection with all asset-backed securities issued directly by it as a municipal issuer that were outstanding during the reporting period, all of which were student loan asset-backed securities. This Form ABS-15G does not include information with respect to asset backed securities with respect to which the Pennsylvania Higher Education Assistance Agency acted as sponsor, the PHEAA Student Loan Foundation, Inc. acted as depositor and a special purpose entity acted as the issuing entity of the asset-backed securities.

[2]	Other than any activity previously reported pursuant to Rule 15G a-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY

Dated: July 16, 2021	By:	/s/ William R. Walker
William R. Walker
Vice President